Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Vessels in Operation Less Accumulated Depreciation

	December 31, 2012	December 31, 2011
Cost	$1,014,367	$1,012,051
Accumulated Depreciation	(158,205)	(122,325)
Drydock expenditure – in progress	232	523

Net book value	$856,394	$890,249

Schedule of Variations in Net Book Value of Vessels Including Drydocking

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2012	December 31, 2011
Opening balance	$890,249	$922,498
Additions in the period	6,444	7,863
Depreciation expense	(40,299)	(40,112)

Closing balance	$856,394	$890,249